UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
Mortgage-Backed Securities – 72.3%
Residential - 72.3%
$ 315	AH Mortgage Advance Trust, Series 2010- ADV2, 144A	8.830%	5/10/41	BBB	$ 315,788
610	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	653,639
1,120	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	806,608
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	A1	1,354,778
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.809%	2/10/51	BBB	1,213,046
657	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.750%	7/25/36	CCC	490,492
484	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.827%	6/25/47	CCC	407,621
2,897	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2006-4	5.204%	10/25/36	CCC	1,997,069
2,895	Bear Stearns Adustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.867%	10/25/35	BB	2,461,772
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	A+	1,013,529
3,270	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.730%	10/25/35	AA+	1,843,060
863	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subrodinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	572,074
263	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	3.204%	3/25/36	Caa3	201,330
226	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.470%	1/25/37	CCC	124,784
838	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.910%	8/25/35	Caa2	710,544
763	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.777%	7/25/37	Caa3	568,773
658	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa1	610,868
983	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.850%	10/25/36	CCC	663,452
1,090	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	CCC	722,755
1,076	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	CC	679,093
1,322	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.720%	8/25/37	CCC	870,570
2,908	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.400%	3/25/47	B-	1,983,827
3,185	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.733%	3/20/36	CCC	1,950,464
1,289	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	1,226,082
795	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.500%	4/25/36	BB-	712,341
2,242	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	CCC	2,039,418
829	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	5.797%	9/25/47	CCC	596,144
1,500	Credit Suisse Mortgage Corporation, Series 2010 RR5, 144A	5.467%	9/18/39	N/R	1,529,796
2,252	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	CCC	1,456,922
869	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	3.117%	3/25/36	CCC	602,960
1,560	Dominos Pizza Master Issuer LLC, Series 2007-1, 144A	5.261%	4/25/37	BBB-	1,587,300
6,500	Federal National Mortgage Association (MDR) (WI/DD)	4.000%	TBA	AAA	6,392,347
3,732	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.391%	12/25/36	AAA	541,987
3,689	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.151%	12/25/36	AAA	506,961
6,986	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.051%	8/25/37	AAA	957,576
7,397	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.001%	2/25/40	AAA	925,891
766	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	CCC	553,660
461	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.827%	5/25/37	CCC	331,057
263	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.711%	8/25/37	D	196,134
7,057	Freddie Mac Multi-Class Certificates, (I/O)	6.045%	8/15/35	AAA	851,917
4,581	Freddie Mac Multi-Class Certificates, (I/O)	6.745%	8/15/36	AAA	591,917
5,631	Freddie Mac Multi-Class Certificates, (I/O)	6.445%	12/15/36	AAA	873,138
7,198	Freddie Mac Multi-Class Certificates, (I/O)	6.415%	12/15/36	AAA	821,523
5,947	Freddie Mac Multi-Class Certificates, (I/O)	6.145%	6/15/39	AAA	679,462
8,557	Freddie Mac Multi-Class Certificates, (I/O)	5.965%	1/15/40	AAA	1,115,410
4,388	Freddie Mac REMIC, (I/O)	6.395%	5/15/36	AAA	653,603
835	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.354%	12/26/46	AAA	847,039
746	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	5.560%	3/25/47	CCC	555,387
566	Government National Mortgage Association Pool	4.500%	10/20/39	AAA	168,685
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certifcates Series 2007-GG9	5.475%	3/10/39	Aaa	1,491,973
2,489	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.881%	4/25/36	CCC	1,823,372
272	IndyMac INDA Mortgage Loan Trust 2006- AR1	5.643%	8/25/36	AAA	261,286
2,481	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	5.928%	7/25/37	CCC	1,966,422
1,071	IndyMac INDX Mortgage Loan Trust 2006-AR3	3.123%	3/25/36	Ca	611,710
3,158	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.643%	11/25/35	CCC	2,314,585
1,325	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.440%	10/25/36	CCC	747,166
656	J.P. Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.349%	7/25/36	CCC	544,730
335	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	CCC	303,524
918	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	4.998%	6/25/36	Caa2	708,067
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.969%	8/15/42	A2	1,579,538
870	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CB16	5.593%	5/12/45	Aa3	864,919
676	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2008-C2	6.068%	2/12/51	A1	694,741
535	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.400%	3/25/37	Caa1	410,929
387	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	5.195%	6/25/37	CCC	304,154
841	Leaf II Receivables Funding LLC, 144A	5.000%	2/20/22	N/R	798,268
461	Leaf II Receivables Funding LLC, 144A	5.000%	1/20/19	N/R	440,885
2,285	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	1,775,725
196	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.301%	6/25/37	CCC	142,188
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.697%	12/25/35	B+	36,219
575	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.530%	8/25/35	B-	517,804
460	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	482,463
2,000	Morgan Stanley Capital Trust I, Commercial Mortgage Pass-Through, Certificates, Series 2007-IQ14	5.684%	4/15/49	Baa1	1,934,600
358	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.607%	3/25/36	CCC	218,216
2,795	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	2,123,927
1,946	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.560%	9/25/37	CCC	1,452,659
525	Nom ura Asset Acceptance Corporation, Alternative Loan Trust, Mortage Pass Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	352,414
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,229,559
783	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.550%	8/25/36	Caa3	436,599
861	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	CCC	536,211
431	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	293,009
1,362	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.834%	1/25/36	Caa3	766,679
529	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	394,854
270	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.700%	8/25/36	Ca	151,549
1,659	Residential Asset Securitization Trust Series 2007-A9	6.250%	9/25/37	CCC	1,105,757
268	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	5.200%	9/25/35	Caa1	234,250
530	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	5.611%	4/25/37	Caa2	380,450
378	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	5.364%	7/20/37	CCC	275,365
1,526	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.188%	2/20/47	CCC	1,304,867
1,100	Sierra Receivables Funding Company, Series 2011-1A, (3)	6.190%	6/20/18	BB	1,090,031
244	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	242,603
2,869	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2006-12	0.410%	1/25/37	CCC	1,791,284
565	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-9	5.371%	10/25/47	CCC	384,596
129	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.843%	10/25/37	Caa1	112,439
2,651	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.672%	2/25/37	CCC	1,946,493
2,670	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.397%	12/25/36	CCC	2,101,528
153	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.468%	10/25/36	CCC	125,344
168,531	Total Residential	89,336,544
$ 168,531	Total Mortgage-Backed Securities (cost $84,764,116)	89,336,544
PPIP Limited Partnership – 27.7%
$ –	Wellington Management Legacy Securities PPIF, LP, DD1, (3)	N/A	N/A	N/A	34,241,948
$ –	Total PPIP Limited Partnership (cost 29,852,475)	34,241,948

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 8.1%
$ 9,991	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $9,991,081, collateralized by $10,080,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $10,192,528	0.010%	4/01/11	$ 9,991,078
Total Short-Term Investments (cost $9,991,078)	9,991,078
Total Investments (cost $124,607,669) – 108.1%	133,569,570
Other Assets Less Liabilities – (8.1)% (4)	(9,984,384)
Net Assets – 100%	$ 123,585,186
Investments in Derivatives
Futures Contracts outstanding at March 31, 2011:

Unrealized
Contract	Number of	Contract	Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(89)	6/11	$(19,413,125)	$(7,433)
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$88,246,513	$1,090,031	$89,336,544
PPIP Limited Partnership	—	—	34,241,948	34,241,948
Short-Term Investments	—	9,991,078	—	9,991,078
Derivatives:
Futures Contracts*	(7,433)	—	—	(7,433)
Total	$(7,433)	$98,237,591	$35,331,979	$133,562,137
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Mortgage-Backed	Level 3 PPIP Limited Partnership	Level 3
Securities	Securities	Total
Balance at the beginning of period	$2,192,457	$30,213,541	$32,405,998
Gains (losses):	—
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	172,224.00	728,407.00	900,631
Purchases at cost	1,099,809	3,300,000	4,399,809
Sales at proceeds	—	—	—
Net discounts (premiums)	2,376	—	2,376
Transfers into	—	—	—
Transfers out of	(2,376,835)	—	(2,376,835)
Balance at the end of period	$1,090,031	$34,241,948	$35,331,979

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative	Asset Derivatives	Liability Derivatives
Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on open futures contracts	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$7,433

* Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolios of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $124,607,669.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$9,535,028
Depreciation	(573,127)

Net unrealized appreciation (depreciation) of investments	$8,961,901

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
I/O	Interest only security.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.
N/R	Not rated.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.